Exhibit 99.20

 Evolve Data Compare

Data Compare

Run Date - 09/24/2026 3:46:50 PM

Evolve Loan ID	Customer Loan ID	Deal ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	4350123766	XXXX	Property Zip	XXXX	XXXX	Verified